UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2010

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Pennsylvania (97.5%)
1 Abington PA School Dist. TOB VRDO	0.170%	3/5/10	LOC	14,925	14,925
Adams County PA IDA (Gettysburg College)
VRDO	0.170%	3/5/10	LOC	5,750	5,750
Allegheny County PA GO VRDO	0.200%	3/5/10	LOC	37,300	37,300
Allegheny County PA GO VRDO	0.200%	3/5/10	LOC	14,455	14,455
Allegheny County PA Higher Educ. Building
Auth. (Carnegie Mellon Univ.) VRDO	0.130%	3/1/10		56,855	56,855
Allegheny County PA Higher Educ. Building
Auth. (Point Park Univ.) VRDO	0.190%	3/5/10	LOC	15,300	15,300
Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	0.150%	3/5/10	LOC	15,900	15,900
Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	0.150%	3/5/10	LOC	16,000	16,000
1 Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ of Pittsburgh Medical Center) TOB
VRDO	0.200%	3/5/10	LOC	54,990	54,990
1 Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ of Pittsburgh Medical Center) TOB
VRDO	0.200%	3/5/10	LOC	51,930	51,930
Allegheny County PA Hosp. Dev. Auth. Rev.
(West Penn Allegheny Health System)	9.250%	11/15/10 (Prere.)		29,580	32,006
Allegheny County PA IDA Health Care Rev.
(Vincentian Collaborative) VRDO	0.190%	3/5/10	LOC	7,725	7,725
Allegheny County PA IDA Rev. (Western PA
School for Blind Children) PUT	1.300%	7/1/10		14,200	14,200
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.150%	3/1/10	LOC	16,445	16,445
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.160%	3/1/10	LOC	23,900	23,900
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.160%	3/5/10	LOC	52,250	52,250
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.170%	3/5/10	LOC	23,200	23,200
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.190%	3/5/10	LOC	60,500	60,500
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.200%	3/5/10	LOC	62,600	62,600
Beaver County PA IDA PCR (Met Edison Co.)
VRDO	0.180%	3/5/10	LOC	10,000	10,000
Beaver County PA IDA PCR (Pennsylvania
Electric Co. Project) VRDO	0.250%	3/5/10	LOC	9,000	9,000
Beaver County PA IDA PCR VRDO	0.380%	3/5/10		8,300	8,300
Berks County PA Hosp. Rev. (Reading Hosp. &
Medical Center) PUT	0.440%	7/15/10		11,000	11,000
Berks County PA Hosp. Rev. (Reading Hosp. &
Medical Center) VRDO	0.210%	3/5/10		25,000	25,000
1 Berks County PA Hosp. Rev. TOB VRDO	0.220%	3/5/10		9,750	9,750
Berks County PA IDA (Kutztown Univ.) VRDO	0.180%	3/5/10	LOC	13,555	13,555

Berks County PA Muni Auth. Incremental Draw
Rev. (Albright College) VRDO	0.180%	3/5/10	LOC	25,500	25,500
1 Berks County PA Muni Auth. Rev. (Reading
Hosp. & Medical Center) TOB VRDO	0.200%	3/5/10		100,090	100,090
1 Bethlehem PA Area School Dist. GO TOB
VRDO	0.200%	3/5/10	LOC	6,995	6,995
Bucks County PA IDA (Grand View Hosp.)
VRDO	0.160%	3/5/10	LOC	30,400	30,400
Bucks County PA IDA (Pennswood Village
Project) VRDO	0.220%	3/5/10	LOC	8,400	8,400
Bucks County PA IDA (Pennswood Village
Project) VRDO	0.220%	3/5/10	LOC	8,375	8,375
Butler County PA General Auth. Rev. (Hampton
Township) VRDO	0.230%	3/5/10	(4)	21,480	21,480
Butler County PA General Auth. Rev. (Hampton
Township) VRDO	0.230%	3/5/10	(4)	7,065	7,065
Butler County PA Hosp. Auth. Rev. (Butler
Health System Project) VRDO	0.180%	3/5/10	LOC	21,900	21,900
Cambria County PA IDA Rev. (American
National Red Cross) VRDO	0.170%	3/5/10	LOC	4,500	4,500
Chambersburg PA Auth. Rev. (Wilson College
Project) VRDO	0.200%	3/5/10	LOC	31,180	31,180
1 Chester County PA IDA Water Fac. Rev. TOB
VRDO	0.250%	3/5/10	(13)	15,935	15,935
Cumberland County PA Muni. Auth. College
Rev. (Dickinson College)	5.500%	11/1/10 (Prere.)		4,480	4,635
Dallastown Area School Dist. VRDO	0.250%	3/5/10	(4)	6,700	6,700
Dauphin County PA General Auth. Hosp. Rev.
(Reading Hosp. & Medical Center) VRDO	0.160%	3/5/10		7,000	7,000
Dauphin County PA GO VRDO	0.160%	3/5/10		7,740	7,740
Delaware County PA Auth. Rev. (Haverford
College) VRDO	0.170%	3/5/10		47,345	47,345
Delaware County PA IDA Airport Fac. (United
Parcel Service) VRDO	0.120%	3/1/10		22,000	22,000
Delaware County PA IDA PCR (PECO) CP	0.270%	6/2/10		20,000	20,000
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital
Corp.) VRDO	0.160%	3/5/10		44,100	44,100
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital
Corp.) VRDO	0.160%	3/5/10		8,595	8,595
1 Delaware County PA IDA Rev. (Aqua PA Inc.)
TOB VRDO	0.250%	3/5/10	(13)	9,915	9,915
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.250%	3/5/10		14,900	14,900
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.250%	3/5/10		17,000	17,000
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.250%	3/5/10		21,675	21,675
Doylestown PA Hosp. Auth. Hosp. Rev. VRDO	0.170%	3/5/10	LOC	18,700	18,700
Emmaus PA General Auth. Rev. VRDO	0.200%	3/5/10	LOC	4,800	4,800
Emmaus PA General Auth. Rev. VRDO	0.200%	3/5/10	LOC	2,200	2,200
Emmaus PA General Auth. Rev. VRDO	0.200%	3/5/10	LOC	1,200	1,200
Emmaus PA General Auth. Rev. VRDO	0.200%	3/5/10	LOC	9,600	9,600
Emmaus PA General Auth. Rev. VRDO	0.200%	3/5/10	LOC	62,000	62,000
Erie County PA Hosp. Auth. Rev. (Hamot Health
Foundation) VRDO	0.130%	3/1/10	LOC	2,700	2,700

Fayette County PA Hosp. Auth. Rev. (Fayette
Regional Health System) VRDO	0.170%	3/5/10	LOC	14,800	14,800
Franklin County PA IDA Rev. (Menno Haven
Inc. Project) VRDO	0.220%	3/5/10	LOC	6,380	6,380
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.120%	3/1/10		10,815	10,815
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.140%	3/1/10		10,200	10,200
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.140%	3/1/10		6,600	6,600
1 Geisinger Health System Auth. of Pennsylvania
Rev. TOB VRDO	0.190%	3/5/10		11,250	11,250
Geisinger Health System Auth. of Pennsylvania
Rev. VRDO	0.120%	3/1/10		10,000	10,000
Governor Mifflin PA School Dist. BAN	1.250%	5/15/10		3,000	3,003
Haverford Township PA School Dist. VRDO	0.200%	3/5/10	LOC	5,000	5,000
Lancaster County PA Convention Center Auth.
Rev. (Hotel Room) VRDO	0.180%	3/5/10	LOC	39,695	39,695
Lancaster County PA Convention Center Auth.
Rev. VRDO	0.180%	3/5/10	LOC	11,705	11,705
1 Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	0.180%	3/5/10	LOC	5,000	5,000
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Lehigh Valley Health Network) VRDO	0.130%	3/1/10	(12)	3,050	3,050
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Lehigh Valley Health Network) VRDO	0.160%	3/1/10	LOC	20,570	20,570
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Muhlenberg College) VRDO	0.180%	3/5/10	LOC	7,330	7,330
Lower Merion PA School Dist. GO VRDO	0.180%	3/5/10	LOC	5,250	5,250
1 Luzerne County PA IDA (Water Facility) TOB
VRDO	0.260%	3/5/10	(13)	5,000	5,000
Manheim Township PA School Dist. VRDO	0.190%	3/5/10	(4)	11,925	11,925
Marple Newtown School Dist. TRAN	2.250%	6/30/10		5,415	5,447
Monroe County PA Hosp. Auth. Rev. (Pocono
Medical Center) VRDO	0.160%	3/5/10	LOC	20,835	20,835
Montgomery County PA IDA Rev. (The Shipley
School) VRDO	0.180%	3/5/10	LOC	14,500	14,500
North Penn PA School Dist. BAN	1.750%	4/15/10		22,000	22,029
Northampton County PA General Purpose Auth.
Univ. Rev. (Lafayette College) VRDO	0.170%	3/5/10		2,880	2,880
1 Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) TOB VRDO	0.200%	3/5/10	LOC	21,375	21,375
Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) VRDO	0.160%	3/5/10		10,245	10,245
Northampton County PA Higher Educ. Auth.
Rev. (Lehigh Univ.) VRDO	0.160%	3/5/10		8,600	8,600
Northeastern PA Hosp. & Educational Auth.
Rev. (Commonwealth Medical College
Project) VRDO	0.170%	3/5/10	LOC	5,700	5,700
Norwin PA School Dist. GO	5.000%	4/1/10 (Prere.)		6,390	6,414
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (PPL Energy Supply) CP	0.500%	4/1/10	LOC	7,000	7,000
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (PPL Energy Supply) CP	0.620%	9/1/10	LOC	51,270	51,270

Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Wenger's Feed Mill) VRDO	0.400%	3/5/10	LOC	5,655	5,655
1 Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Wenger's Feed Mill) VRDO	0.400%	3/5/10	LOC	6,100	6,100
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (York Water Co. Project) VRDO	0.230%	3/5/10	LOC	5,000	5,000
1 Pennsylvania Econ. Dev. Financing Auth. Water
Fac. Rev. TOB VRDO	0.200%	3/5/10	(13)	9,900	9,900
Pennsylvania GO	5.000%	3/1/10		10,000	10,000
Pennsylvania GO	2.000%	3/15/10		9,225	9,230
Pennsylvania GO	2.000%	4/15/10		16,830	16,863
Pennsylvania GO	1.500%	6/30/10		150,000	150,598
Pennsylvania GO	5.000%	7/1/10		22,120	22,460
Pennsylvania GO	5.000%	8/1/10		4,000	4,078
Pennsylvania GO	5.000%	9/15/10		9,580	9,816
Pennsylvania GO	5.250%	10/15/10 (Prere.)		11,200	11,646
Pennsylvania GO	5.250%	2/1/11		2,050	2,143
Pennsylvania GO	2.000%	2/15/11		8,045	8,178
1 Pennsylvania GO TOB VRDO	0.190%	3/5/10		3,000	3,000
1 Pennsylvania GO TOB VRDO	0.200%	3/5/10		4,200	4,200
1 Pennsylvania GO TOB VRDO	0.200%	3/5/10		11,515	11,515
Pennsylvania Higher Educ. Fac. Auth. Rev.	2.000%	6/15/10		2,825	2,837
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College) PUT	0.380%	2/2/11		12,000	12,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	0.130%	3/1/10	LOC	30,325	30,325
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	0.200%	3/5/10	LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Gwynedd Mercy College) VRDO	0.160%	3/5/10	LOC	10,950	10,950
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Kings College) VRDO	0.190%	3/5/10	LOC	6,065	6,065
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.) VRDO	0.160%	3/5/10	LOC	5,900	5,900
1 Pennsylvania Higher Educ. Fac. Auth. Rev.
(Trustees of the Univ. of Pennsylvania) TOB
VRDO	0.190%	3/5/10		8,240	8,240
Pennsylvania Higher Educ. Fac. Auth. Rev.
VRDO	0.170%	3/5/10	LOC	11,850	11,850
1 Pennsylvania Housing and Finance Agency
TOB VRDO	0.250%	3/5/10		4,940	4,940
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.150%	3/5/10	LOC	9,000	9,000
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.180%	3/5/10	LOC	15,420	15,420
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.190%	3/5/10	LOC	9,315	9,315
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.190%	3/5/10	LOC	4,950	4,950
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.190%	3/5/10	LOC	8,850	8,850
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.190%	3/5/10	LOC	11,700	11,700
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.300%	3/5/10		30,000	30,000
Pennsylvania Housing Finance Agency Rev.
VRDO	0.190%	3/5/10		24,135	24,135

Pennsylvania Housing Finance Agency Rev.
VRDO	0.190%	3/5/10		10,020	10,020
Pennsylvania Housing Finance Agency Rev.
VRDO	0.220%	3/5/10		22,635	22,635
Pennsylvania Housing Finance Agency Rev.
VRDO	0.220%	3/5/10		15,770	15,770
Pennsylvania Housing Finance Agency Rev.
VRDO	0.300%	3/5/10		14,975	14,975
1 Pennsylvania Housing Finance Agency TOB
VRDO	0.250%	3/5/10		3,875	3,875
1 Pennsylvania Intergovernmental Cooperation
Auth. Rev. TOB VRDO	0.190%	3/5/10		5,050	5,050
Pennsylvania Intergovernmental Cooperation
Auth. Rev. VRDO	0.210%	3/5/10	(4)	45,065	45,065
Pennsylvania Intergovernmental Cooperation
Auth. Special Tax Rev. (Philadelphia Funding
Program)	2.000%	6/15/10		27,940	28,072
1 Pennsylvania State Higher Eucational Fac Auth
the Trustees of the Univ. of Pennsylvania TOB
VRDO	0.190%	3/5/10		5,810	5,810
Pennsylvania State Univ. Rev.	2.000%	3/1/10		6,600	6,600
Pennsylvania State Univ. Rev. PUT	1.500%	6/1/10		14,800	14,839
1 Pennsylvania State Univ. Rev. TOB VRDO	0.180%	3/5/10		5,375	5,375
1 Pennsylvania State Univ. Rev. TOB VRDO	0.190%	3/5/10		6,095	6,095
1 Pennsylvania State Univ. TOB VRDO	0.190%	3/5/10	LOC	45,405	45,405
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	0.400%	3/5/10	(12)	4,325	4,325
Pennsylvania Turnpike Comm. Rev. VRDO	0.180%	3/5/10	LOC	9,800	9,800
Pennsylvania Turnpike Comm. Rev. VRDO	0.180%	3/5/10	LOC	23,800	23,800
Philadelphia PA Airport Rev. VRDO	0.160%	3/5/10	LOC	25,400	25,400
Philadelphia PA Auth. for Individual Healthcare
Dev. Rev. VRDO	0.200%	3/5/10	LOC	8,990	8,990
Philadelphia PA Auth. IDR (Girard Estate
Aramark Project) VRDO	0.160%	3/5/10	LOC	13,750	13,750
Philadelphia PA Auth. IDR (Girard Estate
Aramark Project) VRDO	0.160%	3/5/10	LOC	7,700	7,700
Philadelphia PA Auth. IDR (Philadelphia
Museum of Art) VRDO	0.120%	3/1/10	LOC	10,550	10,550
Philadelphia PA Gas Works Rev. VRDO	0.160%	3/5/10	LOC	16,400	16,400
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.120%	3/1/10		4,400	4,400
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.120%	3/1/10		6,305	6,305
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.120%	3/1/10		3,300	3,300
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.120%	3/1/10		3,800	3,800
1 Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Wills Eye Hosp.) VRDO	0.190%	3/5/10	LOC	3,885	3,885
1 Philadelphia PA IDA Rev. (Fox Chase Cancer
Center) TOB VRDO	0.200%	3/5/10	LOC	12,000	12,000
Philadelphia PA IDA Rev. (William Penn
Charter) VRDO	0.190%	3/5/10	LOC	5,000	5,000
Philadelphia PA IDA Rev. VRDO	0.160%	3/5/10	LOC	35,600	35,600
Philadelphia PA School Dist. VRDO	0.160%	3/5/10	LOC	28,300	28,300

Philadelphia PA School Dist. VRDO	0.160%	3/5/10	LOC	25,900	25,900
1 Philadelphia PA Water & Waste Water Rev.
TOB VRDO	0.180%	3/5/10	(4)	9,875	9,875
1 Philadelphia PA Water & Waste Water Rev.
TOB VRDO	0.210%	3/5/10	(4)(13)	45,210	45,210
Philadelphia PA Water & Waste Water Rev.
VRDO	0.180%	3/5/10	LOC	30,000	30,000
Philadelphia PA Water & Waste Water Rev.
VRDO	0.180%	3/5/10	LOC	9,830	9,830
Ridley PA School Dist. VRDO	0.200%	3/5/10	LOC	3,900	3,900
South Fork PA Hosp. Auth. Rev. (Conemaugh
Valley Hosp.) VRDO	0.190%	3/5/10	LOC	20,980	20,980
1 Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health) TOB VRDO	0.200%	3/5/10		9,970	9,970
Southeastern Pennsylvania Transp. Auth. Rev.
VRDO	0.170%	3/5/10	LOC	13,400	13,400
St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO	0.200%	3/5/10		20,900	20,900
State Public School Building Auth. Pennsylvania
College Rev. (North Allegheny School Dist.)
VRDO	0.170%	3/5/10		18,145	18,145
State Public School Building Auth. Pennsylvania
School Rev. (Harrisburg Project) VRDO	0.180%	3/5/10	LOC	24,855	24,855
Temple Univ. of the Commonwealth System
RAN	1.250%	4/16/10		120,000	120,127
Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/10 (Prere.)		5,175	5,284
Union County PA Higher Educ. Auth. Rev.
(Bucknell Univ.) VRDO	0.160%	3/5/10		5,630	5,630
Univ. of Pittsburgh PA Rev. CP	0.300%	3/9/10		12,500	12,500
1 Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project) VRDO	0.180%	3/5/10		6,665	6,665
Upper St. Claire PA VRDO	0.200%	3/5/10	(4)	25,460	25,460
Westmoreland County PA IDA Rev. (Excela
Project) VRDO	0.190%	3/5/10	LOC	7,915	7,915
Westmoreland County PA IDA Rev. (Excela
Project) VRDO	0.190%	3/5/10	LOC	14,515	14,515
Westmoreland County PA IDA Rev. (Retirement
Redstone) VRDO	0.180%	3/5/10	LOC	9,790	9,790
Wilkes-Barre PA Finance Auth. Rev. (King
College Project) VRDO	0.190%	3/5/10	LOC	10,680	10,680
York County PA IDA (Crescent Industries Inc.)
VRDO	0.280%	3/5/10	LOC	5,000	5,000
York County PA IDA (PECO) CP	0.180%	3/10/10	LOC	18,440	18,440
York County PA TRAN	1.000%	4/30/10		7,820	7,828
					3,096,378
Puerto Rico (2.3%)
1 Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR (Abbott Laboratories)
PUT	2.000%	9/1/10		8,280	8,280
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.190%	3/5/10	LOC	8,975	8,975
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.220%	3/5/10	LOC	8,720	8,720

1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.300%	3/5/10	46,400	46,400
				72,375
Total Tax-Exempt Municipal Bonds (Cost $3,168,753)				3,168,753
Other Assets and Liabilities-Net (0.2%)				5,561
Net Assets (100%)				3,174,314

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities was $590,965,000, representing 18.6% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

Pennsylvania Tax-Exempt Money Market Fund

(11) CIFG (CDC IXIS Financial Guaranty). (12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp. (14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A.	Security Valuation: Securities are valued at amortized cost, which approximates market value.
B.	Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2010

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Pennsylvania (97.2%)
Abington PA School Dist. GO	5.000%	4/1/32	(4)	6,495	6,657
Allegheny County PA GO	0.000%	4/1/10	(14)	2,000	1,998
Allegheny County PA GO	5.250%	5/1/11	(3)(Prere.)	3,000	3,173
Allegheny County PA GO	5.500%	5/1/11	(3)(Prere.)	445	471
Allegheny County PA GO	5.750%	5/1/11	(3)(Prere.)	730	775
Allegheny County PA GO	5.750%	11/1/11	(14)	995	1,049
Allegheny County PA GO	5.375%	11/1/12	(14)(Prere.)	3,725	4,160
Allegheny County PA GO	5.375%	11/1/12	(14)(Prere.)	2,880	3,216
Allegheny County PA GO	5.375%	11/1/12	(14)(Prere.)	2,000	2,233
Allegheny County PA GO	5.375%	11/1/12	(14)(Prere.)	2,645	2,954
Allegheny County PA GO	5.500%	11/1/14	(14)	605	630
Allegheny County PA GO	5.375%	11/1/16	(14)	4,100	4,509
Allegheny County PA GO	5.375%	11/1/17	(14)	3,600	3,968
Allegheny County PA GO	6.000%	7/1/23	(14)	5,745	6,684
Allegheny County PA GO	5.000%	11/1/29		5,000	5,214
Allegheny County PA GO	5.000%	11/1/32	(4)	3,500	3,592
Allegheny County PA Higher Educ. Building
Auth. (Carnegie Mellon Univ.)	5.125%	3/1/32		3,000	3,086
Allegheny County PA Hosp. Dev. Auth. Rev.
(Magee Women's Hosp.)	6.000%	10/1/10	(14)	1,495	1,545
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/13		2,000	2,211
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/14		1,500	1,683
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	9/1/14		25,000	28,187
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/15		2,000	2,237
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/18		7,000	7,361
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.375%	8/15/29		4,000	4,109
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.625%	8/15/39		10,800	11,050
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/26	(14)	4,625	5,294
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/27	(14)	9,325	10,667
Allegheny County PA IDA Health & Housing
Fac. Rev. (Longwood) VRDO	0.130%	3/1/10	LOC	7,515	7,515
Allegheny County PA Port Auth. Rev.	5.375%	3/1/12	(14)	4,965	5,231
Allegheny County PA Port Auth. Rev.	5.500%	3/1/14	(14)	2,355	2,471
Allegheny County PA Port Auth. Rev.	5.500%	3/1/16	(14)	1,500	1,570
Allegheny County PA Port Auth. Rev.	5.500%	3/1/17	(14)	2,750	2,878
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.500%	12/1/10	(14)(Prere.)	6,880	7,187
Allegheny County PA Sanitation Auth. Sewer
Rev.	6.000%	12/1/10	(14)	1,500	1,550

Allegheny County PA Sanitation Auth. Sewer
Rev.	6.000%	12/1/11	(14)	1,490	1,541
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.750%	12/1/12	(14)	1,180	1,213
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.375%	12/1/16	(14)	3,545	3,663
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.500%	12/1/16	(3)(ETM)	11,295	12,561
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.375%	12/1/18	(14)	15,000	15,455
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.000%	12/1/24	(14)	6,000	6,117
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.500%	12/1/30	(14)	2,150	2,183
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.000%	12/1/32	(14)	12,000	12,057
Annville Cleona PA School Dist.	6.000%	3/1/28	(4)	1,500	1,635
Annville Cleona PA School Dist.	6.000%	3/1/31	(4)	2,475	2,661
Beaver County PA IDA PCR (FirstEnergy) PUT	3.000%	4/2/12		7,000	7,064
Bensalem Township PA School Dist. GO	5.250%	6/15/24	(14)	3,700	4,027
Berks County PA GO	0.000%	11/15/13	(14)	7,250	6,795
Berks County PA GO	0.000%	11/15/14	(14)	8,615	7,799
Berks County PA GO	0.000%	11/15/15	(14)	6,250	5,413
Berks County PA Hosp. Rev. (Reading Hosp. &
Medical Center)	5.500%	11/1/31		3,500	3,677
Berks County PA Hosp. Rev. (Reading Hosp. &
Medical Center)	5.750%	11/1/39		4,615	4,870
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/14	(14)	3,850	4,225
Bethlehem PA Area School Dist.	5.375%	3/15/12	(3)(Prere.)	7,500	8,225
Blair County PA Hosp. Auth. Rev. (Altoona
Hosp.)	5.500%	7/1/16	(2)	4,480	4,835
Blair County PA Hosp. Auth. Rev. (Altoona
Hosp.)	6.000%	11/15/39		13,500	13,521
Bristol Borough PA School Dist. GO	5.250%	9/1/15	(4)(Prere.)	3,635	4,306
Bucks County PA IDA (Pennswood Village
Project)	6.000%	10/1/12	(Prere.)	2,600	2,962
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(14)(Prere.)	1,550	1,697
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(14)(Prere.)	1,635	1,790
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(14)(Prere.)	1,725	1,889
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(14)(Prere.)	1,820	1,993
Catholic Health East Pennsylvania Health
Systems Rev.	5.375%	11/15/14	(Prere.)	3,000	3,508
Catholic Health East Pennsylvania Health
Systems Rev.	5.500%	11/15/14	(Prere.)	1,400	1,645
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	5,540	6,124
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	3,785	4,184
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	2,400	2,653
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	1,500	1,658
Central Bucks PA School Dist.	5.000%	5/15/24		11,750	13,090
Chambersburg PA Area School Dist. GO	5.250%	3/1/29	(14)	3,805	3,926
Chester County PA GO	5.000%	7/15/26		4,345	4,781
1 Chester County PA GO	5.000%	7/15/27		5,000	5,467
Chester County PA Health & Educ. Fac. Auth.
Rev. (Devereux Foundation)	5.000%	11/1/31		4,500	4,038
Chester County PA Health & Educ. Fac. Auth.
Rev. (Jefferson Health System)	5.250%	5/15/22	(2)	33,580	33,652
Chester County PA School Auth. Rev.	5.000%	4/1/23	(2)	2,670	2,786
Chester County PA School Auth. Rev.	5.000%	4/1/24	(2)	1,000	1,038

Chester County PA School Auth. Rev.	5.000%	4/1/26	(2)	1,575	1,621
Clarion County PA IDA Auth. Rev.	5.000%	7/1/32	(10)	4,980	4,382
Clarion County PA IDA Auth. Rev.	5.000%	7/1/37	(10)	6,360	5,375
Coatesville PA School Dist. GO	5.250%	8/15/14	(4)(Prere.)	6,645	7,795
Commonwealth Financing Auth. Pennsylvania
Rev.	5.250%	6/1/23	(14)	13,535	14,440
Cumberland County PA Muni. Auth. Rev.	7.250%	1/1/13	(Prere.)	7,360	8,662
Cumberland County PA Muni. Auth. Rev.	6.375%	1/1/39		2,000	1,975
Cumberland County PA Muni. Auth. Rev.
(Diakon Lutheran Ministries)	5.000%	1/1/27		2,700	2,379
Cumberland County PA Muni. Auth. Rev.
(Diakon Lutheran Ministries)	5.000%	1/1/36		6,750	5,476
Dallas PA School Dist. GO	5.000%	4/1/29	(11)	5,820	5,956
Danville PA Area School Dist. GO	5.000%	5/1/37	(4)	7,970	8,133
Dauphin County PA General Auth. Health
System Rev. (Pinnacle Health)	5.500%	8/15/28	(14)(ETM)	9,415	11,697
Dauphin County PA General Auth. Health
System Rev. (Pinnacle Health)	6.000%	6/1/36		15,000	15,340
Dauphin County PA General Auth. Hosp. Rev.
(West Pennsylvania Hosp.)	5.500%	7/1/13	(14)(ETM)	4,100	4,408
Delaware County PA Auth. Rev. (Catholic
Health East)	5.250%	11/15/12	(2)	3,300	3,341
Delaware County PA Auth. Rev. (Catholic
Health East)	5.250%	11/15/13	(2)	4,665	4,721
Delaware County PA Auth. Univ. Rev. (Villanova
Univ.)	5.000%	8/1/24	(14)	4,000	4,150
Delaware County PA Auth. Univ. Rev. (Villanova
Univ.)	5.000%	12/1/26		1,000	1,051
Delaware County PA Auth. Univ. Rev. (Villanova
Univ.)	5.000%	12/1/28		1,000	1,037
Delaware County PA Auth. Univ. Rev. (Villanova
Univ.)	5.250%	12/1/31		600	626
Delaware County PA GO	5.000%	10/1/13		2,900	3,304
Delaware County PA GO	5.000%	10/1/14		3,905	4,533
Delaware County PA GO	5.000%	10/1/16		3,240	3,786
Delaware County PA Hosp. Auth. Rev. (Crozer
Keystone Obligated Group)	5.000%	12/15/31		10,000	7,901
Delaware County PA Hosp. Auth. Rev. (Crozer-
Chester Medical Center)	5.300%	12/1/27		8,905	7,695
Delaware County PA IDA PCR (PECO Energy
Co.)	4.000%	12/1/12		13,000	13,793
Delaware County PA Regional Water Quality
Control Auth. Rev.	5.500%	11/1/11	(3)(Prere.)	2,405	2,599
Delaware County PA Regional Water Quality
Control Auth. Rev.	5.500%	11/1/11	(3)(Prere.)	2,685	2,902
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/19	(14)	1,645	1,817
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/19	(14)	4,835	5,519
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/20	(14)	1,735	1,908
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/20	(14)	5,105	5,818
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/21	(14)	1,825	1,990
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/22	(14)	1,920	2,087

Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/23	(14)	2,020	2,128
Delaware River Port Auth. Pennsylvania & New
Jersey Rev.	5.700%	1/1/23	(4)	8,345	8,356
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/20	(12)	5,060	5,286
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/21	(12)	3,000	3,118
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/22	(12)	3,455	3,574
East Stroudsburg PA Area School Dist. GO	5.000%	9/1/29	(4)	7,085	7,410
Erie County PA GO	5.000%	9/1/15	(3)(Prere.)	5,525	6,494
Erie County PA Hosp. Auth. Rev. (Hamot Health
Foundation)	5.000%	11/1/35	(11)	7,000	6,308
Erie PA School Dist. GO	0.000%	9/1/10	(4)	5,665	5,637
Erie PA School Dist. GO	0.000%	9/1/11	(4)	5,780	5,671
Erie PA School Dist. GO	0.000%	5/1/16	(14)(ETM)	3,175	2,676
Erie PA School Dist. GO	0.000%	9/1/18	(4)	830	602
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)	5.125%	6/1/34		5,000	5,139
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)	5.250%	6/1/39		18,000	18,558
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.120%	3/1/10		1,450	1,450
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.140%	3/1/10		3,300	3,300
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	0.140%	3/1/10		9,325	9,325
Hazleton PA Area School Dist. GO	5.500%	3/1/11	(14)	3,740	3,915
Hazleton PA Area School Dist. GO	5.750%	3/1/12	(14)	1,420	1,547
Hazleton PA Area School Dist. GO	6.000%	3/1/16	(14)	18,245	20,388
Hazleton PA Area School Dist. GO	0.000%	3/1/17	(14)	4,425	3,370
Hazleton PA Area School Dist. GO	0.000%	3/1/22	(14)	5,265	2,973
Hempfield PA Area School Dist. (Westmoreland
County) GO	5.000%	9/15/15	(3)(Prere.)	5,030	5,914
Lackawanna County PA GO	5.000%	9/15/29	(2)	1,975	2,039
Lackawanna County PA GO	5.000%	9/15/29	(4)	3,745	3,900
Lake Lehman PA School Dist. GO	0.000%	4/1/14	(14)	1,290	1,168
Lake Lehman PA School Dist. GO	0.000%	4/1/15	(14)	1,295	1,120
Lake Lehman PA School Dist. GO	0.000%	4/1/16	(14)	1,310	1,075
Lake Lehman PA School Dist. GO	0.000%	4/1/17	(14)	1,315	1,017
Lake Lehman PA School Dist. GO	0.000%	4/1/18	(14)	1,000	730
Lancaster County PA GO	5.500%	11/1/16	(14)	1,025	1,114
Lancaster County PA GO	5.500%	11/1/17	(14)	1,060	1,155
Lancaster County PA GO	5.500%	11/1/18	(14)	1,120	1,219
Lancaster County PA GO	5.500%	11/1/19	(14)	1,175	1,278
Lancaster County PA Hosp. Auth. Rev.
(Lancaster General Hosp.)	5.000%	3/15/26		9,205	9,508
Lancaster County PA Hosp. Auth. Rev.
(Lancaster General Hosp.)	5.000%	3/15/36		12,370	12,406
Lancaster County PA Hosp. Auth. Rev.
(Lancaster General Hosp.) VRDO	0.200%	3/1/10	LOC	7,300	7,300
Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	0.130%	3/1/10	LOC	3,000	3,000
Lancaster County PA Hosp. Auth. Rev. (Willow
Valley Retirement Project)	5.875%	6/1/21		1,000	1,024
Lancaster County PA Hosp. Auth. Rev. (Willow
Valley Retirement Project)	5.875%	6/1/31		6,000	6,068

Lancaster PA Higher Educ. Auth. Rev. (Franklin
& Marshall College)	5.000%	4/15/22		1,135	1,206
Lancaster PA Higher Educ. Auth. Rev. (Franklin
& Marshall College)	5.000%	4/15/27		2,775	2,876
Lancaster PA Higher Educ. Auth. Rev. (Franklin
& Marshall College)	5.000%	4/15/37		4,000	4,021
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21		1,635	1,662
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31		2,165	2,113
Lebanon County Health Fac. Auth. Rev. (Good
Samaritan)	6.000%	11/15/35		10,500	9,334
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Lehigh Valley Health Network)	5.375%	7/1/14	(4)	900	942
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Lehigh Valley Health Network)	7.000%	7/1/16	(14)	4,415	5,133
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Lehigh Valley Health Network)	5.000%	7/1/35	(4)	10,000	9,844
Lower Merion PA School Dist. GO	5.000%	9/1/28		7,845	8,509
Lower Merion PA School Dist. GO	5.000%	9/1/30		8,670	9,309
Lower Merion PA School Dist. GO	5.000%	9/1/32		5,000	5,325
Luzerne County PA GO	0.000%	11/15/12	(14)(Prere.)	2,360	1,817
Luzerne County PA GO	0.000%	11/15/12	(14)(Prere.)	2,390	1,728
Luzerne County PA GO	5.250%	12/15/21	(14)	5,320	6,032
Luzerne County PA IDA (Amern Water
Company)	5.500%	12/1/39		10,000	10,173
Lycoming County PA Auth. College Rev. (PA
College of Technology)	5.250%	10/1/27	(12)	5,395	5,697
Lycoming County PA Auth. College Rev. (PA
College of Technology)	5.500%	10/1/37	(12)	6,650	6,900
McKeesport PA Area School Dist. GO	0.000%	10/1/10	(14)	1,840	1,830
McKeesport PA Area School Dist. GO	0.000%	10/1/11	(14)	1,835	1,798
McKeesport PA Area School Dist. GO	0.000%	10/1/14	(14)	2,040	1,831
McKeesport PA Area School Dist. GO	0.000%	10/1/15	(14)	2,040	1,748
McKeesport PA Area School Dist. GO	0.000%	10/1/16	(14)	4,655	3,781
McKeesport PA Area School Dist. GO	0.000%	10/1/18	(2)(ETM)	425	320
McKeesport PA Area School Dist. GO	0.000%	10/1/18	(2)	2,650	1,885
Monroe County PA Hosp. Auth. Rev. (Pocono
Medical Center)	5.000%	1/1/27		2,000	1,923
Monroe County PA Hosp. Auth. Rev. (Pocono
Medical Center)	5.125%	1/1/37		3,000	2,799
Monroe County PA Hosp. Auth. Rev. (Pocono
Medical Center)	5.250%	1/1/43		6,450	6,030
Montgomery County PA GO	5.000%	10/15/28		13,235	14,295
Montgomery County PA GO	5.000%	10/15/31		6,450	6,873
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Abington Memorial Hosp.)	5.000%	6/1/25		5,000	5,015
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Abington Memorial Hosp.)	5.125%	6/1/33		13,545	13,408
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Catholic Health East)	5.375%	11/15/14	(Prere.)	2,175	2,552
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Dickinson College)	5.000%	5/1/31	(11)	5,750	5,838
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Holy Redeemer Health System)	5.250%	1/1/36		17,500	14,893
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/25	(14)	6,500	6,808
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/26	(14)	3,550	3,698
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/27	(14)	3,300	3,420
Moon Area School Dist. PA GO	5.000%	11/15/28	(4)	5,000	5,176
Mount Lebanon PA School Dist. GO	5.000%	2/15/13	(14)(Prere.)	9,280	10,397

Mount Lebanon PA School Dist. GO	5.000%	2/15/34		5,500	5,797
North Pocono PA School Dist. GO	5.000%	3/15/26	(14)	4,035	4,169
Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.)	5.000%	11/15/39		2,595	2,666
Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) VRDO	0.160%	3/5/10		4,395	4,395
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.375%	8/15/28		5,000	4,957
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35		2,500	2,420
Northampton County PA General Purpose Auth.
Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40		5,000	4,787
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17	(4)	1,495	1,643
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/31	(4)	8,000	8,263
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/35	(4)	5,000	5,123
Parkland PA School Dist. GO	5.375%	9/1/15	(14)	3,050	3,579
Parkland PA School Dist. GO	5.375%	9/1/16	(14)	2,000	2,353
Pennsbury PA School Dist. GO	5.250%	8/1/24	(4)	9,135	9,876
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Allegheny Energy Supply Company)	7.000%	7/15/39		7,000	7,805
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (American Water Company Project)	6.200%	4/1/39		5,000	5,381
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Aqua Pennsylvania Inc.)	5.000%	10/1/39		2,500	2,519
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Aqua Pennsylvania Inc.)	4.750%	11/15/40		2,500	2,425
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Aqua Pennsylvania Inc.)	5.000%	11/15/40		16,475	16,562
Pennsylvania Econ. Dev. Financing Auth. Fac.
Rev. (Jefferson Health) VRDO	0.170%	3/5/10		24,480	24,480
Pennsylvania GO	5.000%	10/1/10	(14)	22,485	23,127
Pennsylvania GO	5.000%	8/1/11		17,000	18,109
Pennsylvania GO	5.000%	8/1/12		20,705	22,843
Pennsylvania GO	5.000%	7/1/13	(14)	13,945	15,796
Pennsylvania GO	5.000%	9/1/13		1,200	1,366
Pennsylvania GO	5.500%	2/1/14	(14)	2,000	2,331
Pennsylvania GO	5.000%	2/15/14		4,930	5,661
2 Pennsylvania GO	5.000%	9/1/14	(4)	23,050	26,762
Pennsylvania GO	5.000%	3/1/15		7,065	8,222
Pennsylvania GO	5.250%	7/1/15		25,000	29,559
Pennsylvania GO	5.000%	2/15/16		24,420	28,478
Pennsylvania GO	5.000%	7/1/17		10,000	11,756
Pennsylvania GO	5.000%	8/1/17		10,000	11,765
Pennsylvania GO	5.000%	11/1/17		2,000	2,357
Pennsylvania GO	5.000%	11/1/17 (Prere.)		3,500	4,140
Pennsylvania GO	5.000%	7/1/19		42,060	49,452
Pennsylvania GO	5.375%	7/1/21		16,000	19,502
Pennsylvania GO	5.000%	1/1/22		18,055	19,785
Pennsylvania GO	5.000%	8/1/22		33,825	37,818
Pennsylvania GO	5.000%	1/1/26		40,450	43,432
Pennsylvania GO	5.000%	3/15/27		5,655	6,221
Pennsylvania Higher Educ. Assistance Agency
Rev.	6.125%	12/15/10	(14)(Prere.)	2,000	2,074
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/10	(2)(Prere.)	935	950
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/10	(2)(Prere.)	1,160	1,179
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/30		1,595	1,664
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/31		1,670	1,729
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/34		5,535	5,671

Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	11/1/37	(12)	5,745	5,846
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/39		1,270	1,295
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.250%	12/1/12	(2)	11,120	12,310
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.000%	12/1/37	(2)	14,170	14,358
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	5.000%	5/1/32	(14)	4,950	4,978
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	5.000%	5/1/37	(14)	2,300	2,319
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of Pennsylvania
Student Housing)	0.618%	7/1/17	(10)	6,220	5,556
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of Pennsylvania
Student Housing)	5.125%	7/1/39	(10)	12,130	10,680
Pennsylvania Higher Educ. Fac. Auth. Rev. (La
Salle Univ.)	5.250%	5/1/27		3,000	3,062
Pennsylvania Higher Educ. Fac. Auth. Rev. (La
Salle Univ.)	5.000%	5/1/37		3,250	3,022
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.125%	6/1/25		3,500	3,376
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.000%	11/1/25	(12)	2,285	2,446
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.000%	11/1/27	(12)	1,800	1,897
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.250%	6/1/32		6,350	5,849
2 Pennsylvania Higher Educ. Fac. Auth. Rev.
(Pittsburgh Medical Center)	5.000%	5/15/18		1,375	1,499
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/31	(10)	10,460	9,430
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/37	(10)	3,500	3,062
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/39	(10)	10,000	8,695
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.250%	4/1/11	(14)	1,225	1,230
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.000%	4/1/23	(14)	12,200	12,832
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.000%	4/1/24	(14)	12,680	13,311
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.375%	1/1/13	(Prere.)	4,435	4,958
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.000%	9/1/39	(2)	9,000	8,840
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System) VRDO	0.180%	3/5/10	LOC	19,900	19,900
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Scranton)	5.000%	11/1/28	(10)	4,080	4,167
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.250%	1/15/16		3,120	3,234
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/22		5,000	5,157
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/31		5,000	5,155
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.000%	7/15/20		2,360	2,376

Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.000%	7/15/26		1,200	1,144
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.400%	7/15/36		3,000	2,862
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.000%	7/15/39		3,000	2,665
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11	LOC	9,120	9,378
Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/33		25,000	26,041
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage)	4.800%	4/1/28		8,000	8,051
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12	(2)(Prere.)	575	643
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/17	(2)	7,000	7,484
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/18	(2)	7,630	8,109
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/19	(2)	10,040	10,626
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20	(2)	4,495	4,744
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/21	(2)	8,130	8,574
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23		20,000	22,088
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/27	(4)	12,880	13,012
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31	(4)	18,305	18,185
Pennsylvania State Univ. Rev.	5.250%	8/15/12		5,980	6,641
Pennsylvania State Univ. Rev.	5.000%	3/1/22		1,250	1,423
Pennsylvania State Univ. Rev.	5.000%	3/1/23		2,020	2,284
Pennsylvania State Univ. Rev.	5.000%	9/1/24		3,000	3,228
Pennsylvania State Univ. Rev.	5.000%	9/1/24		10,625	11,297
Pennsylvania State Univ. Rev.	5.250%	8/15/25		5,360	6,423
Pennsylvania State Univ. Rev.	5.000%	3/1/26		3,300	3,648
Pennsylvania State Univ. Rev.	5.000%	3/1/28		1,000	1,088
Pennsylvania State Univ. Rev.	5.000%	9/1/29		2,500	2,628
Pennsylvania State Univ. Rev.	5.000%	9/1/29		7,625	7,950
Pennsylvania State Univ. Rev.	5.000%	9/1/34		6,325	6,513
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.000%	12/1/13	(14)(Prere.)	6,000	6,873
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.000%	12/1/26	(2)	4,000	4,129
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.000%	12/1/27	(2)	3,000	3,079
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/10	(12)	4,000	4,027
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	1,505	1,622
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	2,500	2,694
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	1,000	1,078
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/12	(12)	2,015	2,095
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/12	(14)	9,000	9,607
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/13	(12)	2,500	2,621
Pennsylvania Turnpike Comm. Rev.	4.000%	6/1/14	(12)	1,565	1,698
Pennsylvania Turnpike Comm. Rev.	5.000%	12/1/20		11,375	12,859
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/27	(4)	4,000	4,525
Pennsylvania Turnpike Comm. Rev.	5.375%	6/1/28		12,785	13,378
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/28	(4)	9,375	10,550
Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/31	(2)	17,610	18,362
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/32	(2)	16,000	16,106
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33		17,920	18,729
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36		12,435	12,626
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/38	(12)	6,340	6,369
Pennsylvania Turnpike Comm. Rev.	6.250%	6/1/38	(12)	19,595	22,148
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/39	(12)	20,000	20,102
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/39		38,205	38,932

Pennsylvania Turnpike Comm. Rev.	5.750%	6/1/39		22,000	23,411
Pennsylvania Turnpike Comm. Rev.	5.300%	12/1/41		12,000	12,284
Pennsylvania Turnpike Comm. Rev. VRDO	0.180%	3/5/10	(4)	3,000	3,000
Philadelphia PA Airport Parking Auth.	5.000%	9/1/13		3,260	3,584
Philadelphia PA Airport Parking Auth.	5.125%	2/15/24	(2)	1,045	1,046
Philadelphia PA Airport Parking Auth.	5.250%	9/1/24		4,025	4,221
Philadelphia PA Airport Parking Auth.	5.125%	9/1/29		5,975	6,011
Philadelphia PA Gas Works Rev.	5.250%	7/1/11	(4)	3,965	3,979
Philadelphia PA Gas Works Rev.	5.250%	8/1/11	(4)(Prere.)	8,000	8,545
Philadelphia PA Gas Works Rev.	5.375%	7/1/12	(4)	4,000	4,013
Philadelphia PA Gas Works Rev.	5.375%	7/1/14	(4)	4,310	4,322
Philadelphia PA Gas Works Rev.	5.375%	7/1/16	(4)	13,280	15,168
Philadelphia PA Gas Works Rev.	5.000%	8/1/16		3,000	3,145
Philadelphia PA Gas Works Rev.	5.250%	8/1/17		2,000	2,114
Philadelphia PA Gas Works Rev.	5.375%	7/1/18	(4)	11,555	13,165
Philadelphia PA Gas Works Rev.	5.000%	10/1/37	(2)	3,000	2,694
Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	4,775	5,023
Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	2,135	2,246
Philadelphia PA GO	5.000%	12/15/17	(4)	5,555	6,194
Philadelphia PA GO	5.000%	8/1/18	(14)	6,170	6,388
Philadelphia PA GO	5.000%	8/1/19	(14)	7,735	7,952
Philadelphia PA GO	5.000%	8/1/20	(14)	8,005	8,149
Philadelphia PA GO	5.000%	8/1/21	(14)	6,235	6,313
Philadelphia PA GO	7.125%	7/15/38	(12)	3,500	3,947
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.120%	3/1/10		3,600	3,600
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.120%	3/1/10		1,900	1,900
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.120%	3/1/10		700	700
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	0.120%	3/1/10		3,300	3,300
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Jefferson Health System)	5.125%	5/15/18	(2)	5,700	5,717
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Temple University Health System)	5.500%	7/1/30		5,000	4,389
Philadelphia PA IDA Rev. (Philadelphia Airport
System)	5.750%	6/15/10	(14)	4,440	4,459
Philadelphia PA IDA Rev. (Philadelphia Airport
System)	5.250%	6/15/15	(14)	5,695	5,708
Philadelphia PA Muni. Auth. Rev.	6.500%	4/1/34		3,250	3,442
Philadelphia PA Muni. Auth. Rev.	6.500%	4/1/39		9,500	10,011
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/15	(14)	3,000	3,166
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/17	(14)	2,255	2,371
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/19	(14)	2,815	2,935
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/20	(14)	2,000	2,078
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/22	(14)	5,275	5,456
Philadelphia PA School Dist. GO	5.250%	2/1/12	(4)	1,000	1,084
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	1,800	1,966
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,500	2,731
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,000	2,185
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,000	2,185
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	1,000	1,092
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	6,200	6,773

Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	3,500	3,906
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	1,000	1,116
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	6,500	7,253
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	6,000	6,695
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	1,000	1,116
Philadelphia PA School Dist. GO	5.000%	6/1/26	(14)	5,000	5,169
Philadelphia PA School Dist. GO	6.000%	9/1/38		20,000	21,401
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(14)	17,685	18,975
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/11	(14)	3,750	4,010
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/16	(14)	5,040	5,441
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/17	(14)	5,460	5,895
Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/18	(14)(ETM)	925	1,081
Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/19	(14)	4,155	4,484
Philadelphia PA Water & Waste Water Rev.	5.250%	1/1/32		5,000	5,164
Philadelphia PA Water & Waste Water Rev.	5.250%	1/1/36		6,000	6,127
Pittsburgh PA GO	5.500%	3/1/12	(2)(Prere.)	5,330	5,842
Pittsburgh PA GO	5.500%	3/1/12	(2)(Prere.)	2,015	2,209
Pittsburgh PA GO	5.500%	9/1/13	(2)	5,635	5,938
Pittsburgh PA GO	5.500%	9/1/14	(2)	10,255	11,107
Pittsburgh PA GO	5.500%	9/1/15	(2)	2,125	2,212
Pittsburgh PA School Dist. GO	5.375%	9/1/14	(4)	1,755	2,035
Pittsburgh PA School Dist. GO	5.500%	9/1/16	(4)	4,000	4,718
Pittsburgh PA School Dist. GO	5.500%	9/1/18	(4)	2,880	3,401
Pittsburgh PA Water & Sewer Auth. Rev.	5.125%	6/1/12	(2)(Prere.)	3,000	3,299
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14	(3)(ETM)	14,705	16,808
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27	(3)(ETM)	1,935	836
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27	(14)	10,830	3,833
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28	(3)(ETM)	1,365	556
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28	(14)	7,600	2,492
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29	(3)(ETM)	4,725	1,823
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29	(14)	26,930	8,232
Pocono Mountain PA School Dist. GO	5.000%	9/1/31	(4)	9,000	9,219
Radnor Township PA School Dist.	5.000%	8/15/15	(4)(Prere.)	835	981
Radnor Township PA School Dist.	5.000%	2/15/35	(4)	1,665	1,698
Reading PA School Dist. GO	0.000%	1/15/15	(14)	9,260	7,388
Reading PA School Dist. GO	0.000%	1/15/16	(14)	9,270	6,977
Reading PA School Dist. GO	5.000%	1/15/29	(4)	6,120	6,331
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	5.750%	12/1/11	(Prere.)	2,225	2,448
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/11	(Prere.)	1,515	1,680
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/11	(Prere.)	2,390	2,650
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/11	(Prere.)	1,850	2,052
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/11	(Prere.)	1,480	1,641
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/11	(Prere.)	1,425	1,580
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/13		520	553
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/14		500	530
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/15		530	558
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/16		835	874

Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/17		1,725	1,799
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	6.250%	12/1/18		650	675
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	5.750%	12/1/21		775	793
Sayre PA Health Care Fac. Auth. Rev. (Guthrie
Health Care System)	5.875%	12/1/31		2,840	2,882
Scranton PA School Dist. GO	5.250%	6/15/27	(10)	2,750	2,900
Scranton PA School Dist. GO	5.250%	6/15/31	(10)	2,375	2,461
Scranton-Lackawanna PA Health & Welfare
Auth. Rev. (Mercy Health System)	5.625%	1/1/16	(14)	4,835	4,840
Scranton-Lackawanna PA Health & Welfare
Auth. Rev. (Mercy Health System)	5.700%	1/1/23	(14)	9,205	9,205
Scranton-Lackawanna PA Health & Welfare
Auth. Rev. (Univ. of Scranton)	5.000%	11/1/32	(10)	3,850	3,839
Scranton-Lackawanna PA Health & Welfare
Auth. Rev. (Univ. of Scranton)	5.000%	11/1/37	(10)	3,000	2,904
Shamokin-Coal Township PA	5.000%	7/1/30	(4)	5,700	5,855
Shamokin-Coal Township PA	5.000%	7/1/36	(4)	6,500	6,577
Snyder County PA Higher Educ. Auth. Univ.
Rev. (Susquehanna Univ. Project)	5.000%	1/1/30	(11)	5,000	5,058
Somerset PA Area School Dist. GO	5.000%	3/15/25	(4)	7,090	7,588
South Fork PA Hosp. Auth. Rev. (Conemaugh
Valley Hosp.)	5.625%	7/1/10	(6)	445	449
South Fork PA Hosp. Auth. Rev. (Conemaugh
Valley Hosp.)	5.750%	7/1/18	(6)	7,000	7,363
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health)	6.000%	6/1/25		20,000	22,137
State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.)	5.250%	6/1/13	(4)(Prere.)	9,280	10,553
Swarthmore Borough Auth. PA College Rev.	5.000%	9/15/30		21,000	22,224
Uniontown PA Area School Dist. GO	5.500%	10/1/12	(4)(Prere.)	9,950	11,150
Unionville Chadds Ford PA School Dist.	5.000%	6/1/32		6,440	6,726
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.500%	9/15/24		3,000	3,484
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.250%	9/15/29		14,000	15,507
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project)	5.250%	9/15/34		10,100	10,919
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania (Univ.
Capital Project) CP	5.000%	9/15/35		17,000	17,951
3 Univ. of Pittsburgh TOB VRDO	0.190%	3/5/10		6,660	6,660
Warwick PA School Dist. GO	5.375%	8/15/11	(3)(Prere.)	2,435	2,609
Warwick PA School Dist. GO	5.375%	8/15/11	(3)(Prere.)	2,570	2,754
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/10	(2)	1,750	1,765
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11	(2)(ETM)	330	350
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11	(2)	1,510	1,598
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/12	(2)	1,935	2,022

Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/13	(2)	2,035	2,139
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/14	(2)	1,640	1,736
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/15	(2)	2,250	2,387
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.500%	7/1/16	(2)	2,375	2,507
West Chester PA Area School Dist. GO	5.000%	5/15/28	(14)	7,480	7,913
West Cornwall Township PA Muni. Auth.
College Rev. (Elizabethtown College)	6.000%	12/15/11	(Prere.)	2,650	2,904
West Cornwall Township PA Muni. Auth.
College Rev. (Elizabethtown College)	6.000%	12/15/11	(Prere.)	2,000	2,191
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11	(4)(Prere.)	1,020	1,089
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11	(4)(Prere.)	1,080	1,153
West Jefferson Hills PA School Dist. GO	5.200%	8/1/17	(4)	935	990
West Jefferson Hills PA School Dist. GO	5.200%	8/1/18	(4)	980	1,037
Westmoreland County PA Muni. Auth. Rev.	5.250%	8/15/15	(4)(Prere.)	3,490	4,132
Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/17	(14)(ETM)	7,360	8,700
Westmoreland County PA Muni. Auth. Service
Water Rev.	0.000%	8/15/15	(3)	5,000	4,198
Westmoreland County PA Muni. Auth. Service
Water Rev.	0.000%	8/15/23	(14)	5,000	2,618
Westmoreland County PA Muni. Auth. Service
Water Rev.	0.000%	8/15/24	(14)	4,000	1,899
Wilkes-Barre PA Finance Auth. Rev. (Wilkes
Univ. Project)	5.000%	3/1/27		2,200	2,122
Wilkes-Barre PA Finance Auth. Rev. (Wilkes
Univ. Project)	5.000%	3/1/37		3,000	2,743
Wyoming PA Area School Dist.	5.000%	9/1/26	(14)	2,000	2,092
Wyoming PA Area School Dist.	5.000%	9/1/29	(14)	5,125	5,286
York County PA	5.000%	6/1/33	(14)	6,000	6,138
York County PA Solid Waste & Refuse Auth.
Rev.	5.500%	12/1/13	(14)	6,750	7,707
York County PA Solid Waste & Refuse Auth.
Rev.	5.500%	12/1/14	(14)	4,050	4,702
					2,834,458
Puerto Rico (2.1%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/20		5,300	5,785
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21	(14)	5,000	5,330
Puerto Rico GO	5.500%	7/1/18	(14)	5,000	5,357
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19	(14)	16,000	17,070
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23	(2)	10,000	10,393
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/30	(3)	14,905	3,814
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/31	(3)	28,695	6,713
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.750%	7/1/22	(ETM)	10	13
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.750%	7/1/22		4,990	5,228
					59,703
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/12		2,000	2,117

Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20	1,750	1,783
				3,900
Total Tax-Exempt Municipal Bonds (Cost $2,828,641)				2,898,061
Other Assets and Liabilities-Net (0.6%)				18,298
Net Assets (100%)				2,916,359

1 Securities with a value of $1,640,000 have been segregated as initial margin for open futures contracts.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2010.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the value of this security represented 0.2% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).

Pennsylvania Long-Term Tax-Exempt Fund

(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2010	(113)	(13,299	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Pennsylvania Long-Term Tax-Exempt Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,898,061	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	(4)	2,898,061	—

D. At February 28, 2010, the cost of investment securities for tax purposes was $2,833,195,000. Net unrealized appreciation of investment securities for tax purposes was $64,866,000, consisting of unrealized gains of $101,416,000 on securities that had risen in value since their purchase and $36,550,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683,
Incorporated by Reference.